Stock-Based Compensation - Schedule of Stock Options Activity (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Schedule of Stock Options Activity [Line Items]
Shares, Outstanding beginning	64	64	64
Weighted-average Exercise Price, Outstanding beginning (in Dollars per share)	$ 3,555.83	$ 3,555.83	$ 3,555.83
Granted, Shares	0	0
Granted, Weighted-average Exercise Price (in Dollars per share)
Exercised, Shares
Exercised, Weighted-average Exercise Price
Expired and forfeited, Shares
Expired and forfeited, Weighted-average Exercise Price (in Dollars per share)
Shares, Outstanding ending	64		64
Weighted-average Exercise Price, Outstanding ending (in Dollars per share)	$ 3,555.83		$ 3,555.83
Weighted-average Remaining Contractual Term (Years), Outstanding ending	7 years 2 months 12 days		5 years 9 months 18 days
Exercisable, Shares ending	64		64
Exercisable, Weighted-average Exercise Price (in Dollars per share)			$ 3,555.83
Exercisable, Weighted-average Remaining Contractual Term (Years)			5 years 9 months 18 days